UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-198590
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 16
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-22994
Amendment No. 17
☒
(Check appropriate box or boxes.)
Jefferson National Life of New York Annuity Account 1

(Exact Name of Registrant)
Jefferson National Life Insurance Company of New York

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 3, 2024

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on October 3, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated October 3, 2024
to the following statutory prospectus(es):
Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
At a meeting held on May 24, 2024, the Board of Trustees of Guggenheim Variable Funds Trust, approved the merger of the Guggenheim Variable Funds Trust (the "Target Fund") into the New Age Alpha Variable Funds Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about October 25, 2024 (the "Effective Date").
Target Funds	Acquiring Funds
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	New Age Alpha Variable Funds Trust - NAA Mid Growth Series
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	New Age Alpha Variable Funds Trust - NAA Large Growth Series
As of the Effective Date, the following changes apply to the contract:
•
the Target Funds will no longer be available to receive transfers or new purchase payments;
•
the Target Funds will transfer all or substantially all of its assets to the Acquiring Funds in exchange for shares of the Acquiring Funds; and
•
the Acquiring Funds will be added as underlying mutual funds available under the contract and will assume all liabilities of the Target Funds.
Accordingly, the following changes apply to the prospectus:
(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.92%*	0.00%	0.92%	26.41%	12.72%	9.97%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	10.28%	10.21%	5.55%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.91%*	0.00%	0.91%	39.91%	18.00%	14.25%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
(2) All references in the prospectus to the Target Funds are deleted and replaced with the Acquiring Funds.
PROS-0911
1

Incorporation by Reference
The statutory prospectus supplements dated August 14, 2024, July 19, 2024, June 27, 2024, June 17, 2024, June 7, 2024, May 2, 2024, and the statutory prospectus and Statement of Additional Information, except as modified herein, that were effective May 1, 2024, previously filed with the Commission under SEC file No. 333-198590, are hereby incorporated by reference and made a part of this registration statement.
Statutory Prospectus Supplements:
1)
Prospectus Supplement dated and filed on May 2, 2024 as document number d832319d497.htm and hereby incorporated by reference.
2)
Prospectus Supplement dated and filed on May 2, 2024 as document number d824119d497.htm and hereby incorporated by reference.
3)
Prospectus Supplement dated and filed on May 2, 2024 as document number d820115d497.htm and hereby incorporated by reference.
4)
Prospectus Supplement dated and filed on June 7, 2024 as document number d827571d497.htm and hereby incorporated by reference.
5)
Prospectus Supplement dated and filed on June 17, 2024 as document number d849961d497.htm and hereby incorporated by reference.
6)
Prospectus Supplement dated and filed on June 27, 2024 as document number d207313d497.htm and hereby incorporated by reference.
7)
Prospectus Supplement dated and filed on July 19, 2024 as document number d869905d497.htm and hereby incorporated by reference.
8)
Prospectus Supplement dated and filed on August 14, 2024 as document number d870509d485bpos.htm and hereby incorporated by reference.
Statutory Prospectuses:
1)
Monument Advisor New York prospectus effective May 1, 2024 filed on April 25, 2024, registration statement (333-198590), as document number d788117d485bpos.htm and hereby incorporated by reference.
2)
Monument Advisor Select New York prospectus effective May 1, 2024 filed on April 25, 2024, registration statement (333-198590), as document number d788117d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information:
1)
Monument Advisor New York Statement of Additional Information effective May 1, 2024 filed on April 25, 2024, registration statement (333-198590), as document number d788117d485bpos.htm and hereby incorporated by reference.
0

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolutions of the Board of Directors
1)
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
b)
Not Applicable.
c)
Underwriting or Distribution Contracts.
1)
Distribution Agreement dated November 1, 2022 between Jefferson National Life Insurance Company of New York and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 12 on November 1, 2022 (333-198590) and hereby incorporated by reference.
2)
Affiliated Company Services Agreement dated November 1, 2022 between Jefferson National Life Insurance Company of New York and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 12 on November 1, 2022 (333-198590) and hereby incorporated by reference.
d)
Variable Annuity Contracts.
1)
Form of Policy Form - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
2)
Form of IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
3)
Form of Roth IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
e)
Applications.
1)
Form of Annuity Application - Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
f)
Certificates of Incorporation.
1)
Certified Declaration of Intention and Charter of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
2)
Amended and Restated By-Laws of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
g)
Not Applicable.
h)
Participation Agreements.
Unless indicated as attached hereto, the following participation agreements were previously filed and are hereby incorporated by reference.
1)
Form of Amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
2)
Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

3)
Form of Amendment dated November 10, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
4)
Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and American Century Investment Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
5)
Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
6)
Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
7)
i)
Form of Participation Agreement among Nationwide Financial Services, Inc., Calvert Variable Products, Inc., and Eaton Vance Distributors, Inc., as amended, dated January 1, 2017 – Filed previously with Post-Effective Amendment No. 15 on August 14, 2024 (333-198590) and hereby incorporated by reference.
ii)
Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
iii)
Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
8)
Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
9)
Form of Amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
10)
Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
11)
Form of Amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
12)
Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company of New York and the Dreyfus Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
13)
Form of Participation Agreement dated December 1, 2014 by and between Eaton Vance Variable Trust, Eaton Vance Distributors, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

14)
Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
15)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 – Filed previously with Post-Effective Amendment No. 42 (333-177439) on April 25, 2024 and hereby incorporated by reference.
16)
Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company of New York, First Eagle Variable Funds, and FEP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
17)
Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
18)
Form of Amendment dated December 2014 to Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
19)
Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company, Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
20)
i)
Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)
Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
21)
Form of Amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
22)
Form of Participation Agreement dated January 1, 2014 by and among Jefferson National Life Insurance Company of New York, Lazard Asset Management Securities, and Lazard Retirement Series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
23)
i)
Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)
Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

24)
Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
25)
Form of Amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
26)
i)
Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)
Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York dated May 1, 2017 – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
27)
Form of Amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
28)
i)
Form of Amendment dated December 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)
Form of Amendment dated September 30, 2015 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
29)
Form of Amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
30)
Form of Amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
31)
Form of Amendment dated December 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
32)
Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
33)
Form of Amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

34)
Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Royce Capital Fund, and Royce & Associates, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
35)
Form of Amendment dated November 18, 2014 to Participation Agreement dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
36)
Form of Amendment dated November 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
37)
Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
38)
Fund Participation Agreement among Nationwide Financial Services, Inc., Third Avenue Variable Series Trust, and Third Avenue Management LLC dated May 12, 2023 – Filed previously with Post-Effective Amendment No. 32 (333-124048) on April 25, 2024 and hereby incorporated by reference. Portions of this exhibit have been redacted.
39)
Form of Amendment dated January 1, 2015 to Participation Agreement dated September 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
40)
Form of Amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
41)
Form of Participation Agreement dated February 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
42)
Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
43)
Form of Participation Agreement dated January 1, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
44)
Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
45)
Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
46)
Form of Participation Agreement dated September 30, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

47)
Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
48)
Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
49)
Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
50)
Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
51)
Form of Participation Agreement dated June 17, 2021 among Nationwide Financial Services, Inc., Advisors Preferred Trust, and Ceros Financial Services, Inc., filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) and hereby incorporated by reference. Portions of this exhibit have been redacted.
52)
Participation Agreement dated October 28, 2024 among Nationwide Financial Services, Inc. and New Age Alpha Advisors, LLC - Attached hereto. Portions of this exhibit have been redacted.
i)
Form of Administrative Contracts –
Unless indicated as attached hereto, the following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Mutual Fund Administrative Services Agreement with Advisors Preferred Trust, Advisors Preferred, and Gemini Fund Services dated June 17, 2021, filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) as document d184214dex9930i.htm. Portions of this exhibit have been redacted.
2)
Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
3)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm.
4)
Service Agreement with Fred Alger Management, Inc. dated January 1, 2001 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex994.htm. Portions of this exhibit have been redacted.
5)
Letter Agreement with Alliance Bernstein Investments, Inc. dated April 1, 2008, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex995.htm. Portions of this exhibit have been redacted.
6)
Administrative Services Agreement with ALPS Variable Insurance Trust dated May 1, 2008 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex996.htm. Portions of this exhibit have been redacted.
7)
Fund Participation and Service Agreement with American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated November 13, 2003, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex997.htm. Portions of this exhibit have been redacted.

8)
Administrative Services Agreement with BlackRock Advisors, LLC dated December 17, 2014 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex998.htm. Portions of this exhibit have been redacted.
9)
Form of Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc. dated January 1, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex999.htm. Portions of this exhibit have been redacted.
10)
Administrative Services Agreement with The Dreyfus Corporation dated January 1, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9910.htm. Portions of this exhibit have been redacted.
11)
Letter Agreement with MBSC Securities Corporation (Dreyfus) dated January 12, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9911.htm. Portions of this exhibit have been redacted.
12)
(Calvert) Administrative Service Agreement between Nationwide Financial Services, Inc. and Eaton Vance Management dated January 1, 2017, as amended, with registration statement under 333-198590, Post-Effective Amendment 15 filed on August 14, 2024 as document d870509dex99i12.htm. Portions of this exhibit have been redacted.
13)
Rule 12b-1 Related Agreement with Calvert Investment Distributors Inc. Dated April 16, 2024, as amended, with the registration statement under 333-198590, post-effective amendment 11 filed on April 26, 2022 as document d293469dex9911.htm. Portions of this exhibit have been redacted.
14)
Administrative Services Agreement with Calvert Research and Management dated January 17, 2017 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9913.htm. Portions of this exhibit have been redacted.
15)
Services Agreement with Calvert Investment Administrative Services, Inc. and Calvert Investment Services, Inc. dated May 1, 2014, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9914.htm. Portions of this exhibit have been redacted.
16)
Letter Agreement with Credit Suisse Asset Management, LLC dated May 1, 2006 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9915.htm. Portions of this exhibit have been redacted.
17)
Service Agreement with Delaware Distributors LP dated June 30, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9916.htm. Portions of this exhibit have been redacted.
18)
Shareholder Services Agreement with Eaton Vance Distributors, Inc. dated December 1, 2014 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9917.htm. Portions of this exhibit have been redacted.
19)
Dealer Agreement with Federated Securities Corp. dated January 19, 2007 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9918.htm. Portions of this exhibit have been redacted.
20)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i13.htm. Portions of this exhibit have been redacted.
21)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i14.htm. Portions of this exhibit have been redacted.
22)
Administrative Services Agreement with First Eagle Variable Funds dated January 1, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9921.htm. Portions of this exhibit have been redacted.

23)
Administrative Services Agreement with Franklin Templeton Services, LLC dated January 1, 2015, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9922.htm. Portions of this exhibit have been redacted.
24)
Letter Agreement with Goldman Sachs Asset Management LP dated November 15, 2013, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9923.htm. Portions of this exhibit have been redacted.
25)
Administrative Services Agreement with Invesco Advisers, Inc. dated October 1, 2016, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9924.htm. Portions of this exhibit have been redacted.
26)
Amended and Restated Distribution Services Agreement with Invesco Distributors, Inc. dated January 1, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9925.htm. Portions of this exhibit have been redacted.
27)
Distribution and Shareholder Services Agreement with Janus Distributors LLC dated October 7, 2005, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9926.htm. Portions of this exhibit have been redacted.
28)
Letter Agreement (Institutional Shares) with Janus Capital Management LLC dated May 1, 2003, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9927.htm. Portions of this exhibit have been redacted.
29)
Letter Agreement (Service Shares) with Janus Capital Management LLC dated October 29, 2012, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9928.htm. Portions of this exhibit have been redacted.
30)
Administrative Services Agreement with John Hancock Investment Management Services, LLC dated September 30, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9929.htm. Portions of this exhibit have been redacted.
31)
JPMorgan Insurance Trust Distribution Fee Agreement with JPMorgan Distribution Services, Inc. dated October 1, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9930.htm. Portions of this exhibit have been redacted.
32)
Supplemental Payment Agreement with JPMorgan Insurance Trust dated October 1, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9931.htm. Portions of this exhibit have been redacted.
33)
Lazard Retirement Series Inc. Servicing Agreement with Lazard Asset Management Securities LLC dated January 1, 2015, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9932.htm. Portions of this exhibit have been redacted.
34)
Administrative Services Agreement with Lord Abbett Series Fund, Inc. dated December 17, 2014 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9933.htm. Portions of this exhibit have been redacted.
35)
Service Agreement with Lord Abbett Series Fund, Inc. dated December 17, 2014 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9934.htm. Portions of this exhibit have been redacted.
36)
Administrative Services Agreement with New Age Alpha Advisors, LLC. dated October 28, 2024 - Attached hereto. Portions of this exhibit have been redacted.
37)
Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC (Mainstay) dated May 1, 2017 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9935.htm. Portions of this exhibit have been redacted.
38)
Letter Agreement with MFS Fund Distributors, Inc. dated February 6, 2018 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9936.htm. Portions of this exhibit have been redacted.

39)
Fund Administrative Services Agreement with Nationwide Fund Management LLC dated May 1, 2017, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9937.htm. Portions of this exhibit have been redacted.
40)
Distribution and Administrative Services Agreement with Neuberger Berman Management Inc. dated April 7, 2004 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9938.htm. Portions of this exhibit have been redacted.
41)
Amended and Restated Distribution and Shareholder Services Agreement with Northern Lights Variable Trust dated May 1, 2012 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9939.htm. Portions of this exhibit have been redacted.
42)
Fee Letter Agreement for Administrative Services with Northern Lights Variable Trust dated September 26, 2012 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9940.htm. Portions of this exhibit have been redacted.
43)
Distribution Services Agreement with Northern Lights Variable Trust dated May 1, 2007 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9941.htm. Portions of this exhibit have been redacted.
44)
PIMCO Variable Insurance Trust Services Agreement with PIMCO Variable Insurance Trust dated May 1, 2003 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9942.htm. Portions of this exhibit have been redacted.
45)
Services Agreement (Admin Class) with Pacific Investment Management Company LLC dated May 1, 2003, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9943.htm. Portions of this exhibit have been redacted.
46)
PIMCO Services Agreement for Institutional Class Shares of PIMCO Variable Insurance Trust with Pacific Investment Management Company LLC dated August 26, 2014, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9944.htm. Portions of this exhibit have been redacted.
47)
Administrative Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010 and Distribution Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9945.htm. Portions of this exhibit have been redacted.
48)
Marketing and Administrative Services Agreement with Putnam Retail Management Limited Partnership dated November 12, 2010, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9946.htm. Portions of this exhibit have been redacted.
49)
Agreement with Royce & Associates, LLC dated May 1, 2003 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9947.htm. Portions of this exhibit have been redacted.
50)
Marketing and Administrative Services Agreement with Russell Financial Services, Inc. dated May 1, 2011, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9948.htm. Portions of this exhibit have been redacted.
51)
Services Agreement with Rydex Distributors, LLC dated July 27, 2011, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9949.htm. Portions of this exhibit have been redacted.
52)
Administrative Services Agreement among Nationwide Financial Services, Inc. Third Avenue Management LLC and Third Avenue Variable Series Trust dated May 12, 2023 with the registration statement under 333-124048, post-effective amendment number 32 as document d796082dex99i57.htm. Portfions of this exhibit have been redacted.
53)
Fee Letter Agreement for Administrative Services with Timothy Plan and Timothy Partners Ltd dated September 28, 2010 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9950.htm. Portions of this exhibit have been redacted.

54)
Distribution and Shareholder Services Agreement with Two Roads Shared Trust dated 2014 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9951.htm. Portions of this exhibit have been redacted.
55)
Service Agreement with Two Roads Shared Trust dated January 30, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9952.htm. Portions of this exhibit have been redacted.
56)
Marketing and Administrative Services Agreement with VP Distributors, LLC (Virtus) dated January 1, 2015 with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9953.htm. Portions of this exhibit have been redacted.
57)
Fee Letter Agreement and Administrative Services with Wells Fargo Variable Trust and Wells Fargo Funds Distributor dated January 1, 2015, as amended, with the registration statement under 333-198590, post-effective amendment number 11 filed on April 26, 2022 as document d293469dex9954.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion and Consent of Counsel – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed previously with Post-Effective Amendment No. 11 on April 26, 2022 (333-198590) and hereby incorporated by reference.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
President and Director	Hawley, Craig A.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Annuity & Life Operations	Full-Napier, Stormi
Vice President and Assistant Secretary	Garman, David A.
Vice President-Annuities Marketing	Lucas, AuBree H.
Vice President and Treasurer	Ryan, Craig Eugene
Vice President-Chief Tax Officer	Scheiderer, Kevin Paul
Vice President-Shared Business Solutions-Financial Services	Shaw, Wendy L
Vice President and Assistant Treasurer	Sutch, Anthony L.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President-NF Compliance - Life & Annuities	Hamilton, Valerie
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President-Annuity Distribution - Alternative	Raible, Ann M.
Associate Vice President-New Business & Advisory - Annuity	Van Cleave, John
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Dokko, David H.
Assistant Secretary	Hartman, Mark E.
Director	Beall, Pamela K. M.
Director	Burkett III, Frank E.
Director	Carter, John L.
Director	Lopes, John S.
Director	Radia, Suku

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.

1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A

b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO - Life Insurance	Wild, Keith D.
Associate Vice President-NF Compliance - Strategic Customer Solutions	Deleget, J. Brian
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Assistant Secretary	Hartman, Mark E.
Director	Hawley, Craig A.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Jefferson National Life Insurance Company of New York represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company of New York.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 3, 2024.
Jefferson National Life of New York Annuity Account 1
(Registrant)
By: /s/ Craig A. Hawley*
Craig A. Hawley
President
Jefferson National Life Insurance Company of New York
(Depositor)
By: /s/ Craig A. Hawley*
Craig A. Hawley President
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on October 3, 2024.
/s/ JOHN L. CARTER*
John L. Carter, Director and Chairman of the Board (Principal Executive Officer)
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, President and Director
/s/ PAMELA K.M. BEALL*
Pamela K.M. Beall, Director
/s/ FRANK E. BURKETT III*
Frank E. Burkett III, Director
/s/ SUKU RADIA*
Suku Radia, Director
/s/ JOHN S. LOPES*
John S. Lopes, Director

/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact Pursuant to Power of Attorney